Acquisitions and Subsidiaries Purchase Agreement (Details) (USD $)	Oct. 06, 2011	Jun. 19, 2011	Sep. 22, 2010
purchase agreement to acquire outstanding shares Percent			100.0
purchase agreement to acquire outstanding shares			$ 400,000
Issuance of common shares of the Company with a fair value		$ 510,000	$ 600,000
Acquire outstanding shares in exchange for shares of the Common stock	6,908,652
prior condition of agreement, cancelled common shares	1,073,000
common shares issued and outstanding as of	1,212,000
shares issued and outstanding upon closing of the share exchange agreement	8,120,652
common shares to the former shareholders	6,908,652